CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
EXPENSES
Exploration (Note 7)	$ 1,329,058	$ 757,325	$ 3,226,667	$ 2,321,471
General and administration	801,585	980,107	1,740,325	2,124,197
Consultancy and advisory fees	0	234,070	125,000	519,742
Depreciation	11,037	17,160	22,763	34,835
Gain on sale of mineral property interests	0	(28,096)	0	(28,096)
Foreign exchange loss (gain)	368,843	882,044	(1,380,106)	(189,413)
Loss from operations	(2,510,523)	(2,842,610)	(3,734,649)	(4,782,736)
Interest income	25,054	97,064	72,081	180,290
Interest expense (Note 5)	(65,006)	(65,524)	(129,295)	(130,385)
Loss from equity investee (Note 5)	(26,824)	(28,772)	(52,970)	(49,564)
Loss before income taxes	(2,577,299)	(2,839,842)	(3,844,833)	(4,782,395)
Current income tax recovery (expense)	(43)	246,609	(43)	133,379
Deferred income tax recovery (expense)	(471,679)	(332,558)	235,177	443,240
Net loss	(3,049,021)	(2,925,791)	(3,609,699)	(4,205,776)
Comprehensive loss:
Net loss	(3,049,021)	(2,925,791)	(3,609,699)	(4,205,776)
Foreign currency translation adjustment (Note 14)	552,868	1,439,608	(2,282,474)	(256,680)
Comprehensive loss:	$ (2,496,153)	$ (1,486,183)	$ (5,892,173)	$ (4,462,456)
Basic and diluted net loss per share	$ (0.02)	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding	147,009,989	146,827,792	146,997,258	146,781,346